Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost Basis	$ 183,945	$ 183,131
Gross Unrealized Gains	7,396	7,689
Gross Unrealized Losses	(3,866)	(3,858)
Estimated Fair Value	187,475	186,962
Us Government-Sponsored Enterprises Debt Securities [Member]
Cost Basis	23,009	15,610
Gross Unrealized Gains	94	41
Gross Unrealized Losses	(7)	(3)
Estimated Fair Value	23,096	15,648
Collateralized Mortgage Backed Securities [Member]
Cost Basis	96,782	107,569
Gross Unrealized Gains	3,147	3,630
Gross Unrealized Losses	(15)	(2)
Estimated Fair Value	99,914	111,197
Collateralized Debt Obligations [Member]
Cost Basis	5,208	5,214
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(3,816)	(3,853)
Estimated Fair Value	1,392	1,361
Municipal Bonds [Member]
Cost Basis	58,946	54,738
Gross Unrealized Gains	4,155	4,018
Gross Unrealized Losses	(28)	0
Estimated Fair Value	$ 63,073	$ 58,756